PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
401(K) Plan
PLAN TERMINATION
PLAN TERMINATION

NOTE H – PLAN TERMINATION

Although it has not expressed any intent to do so, the Bank has the right under the Plan to fully or partially terminate the Plan subject to the provisions of ERISA at any time. In the event of Plan termination, participants would become 100% vested in their account balance.